LOANS FROM STOCKHOLDERS	6 Months Ended
Oct. 31, 2012
Notes to Financial Statements
LOANS FROM STOCKHOLDERS

NOTE 5 - LOANS FROM STOCKHOLDERS

The Company’s former President and former sole director along with another stockholder has advanced funds for organizational and administrative expenses.  The total of these advances as of October 31, 2012, is $41,589.  The loans are unsecured and payable on demand.  Consequently, the loans are reported as current liabilities.